Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure
Future principal payments

Future principal payments due under the loan agreement are as follows (in thousands):

Principal
Payments

2017	$—
2018	—
2019	—
2020	6,765
2021	13,530
2022	13,530
2023	6,522
Total future payments	$40,347